LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2016
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
Balance	£ 103,413	£ 94,390
Insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
Balance	89,157	79,793	£ 66,122
New business	4,154	4,422
Changes in existing business	5,224	9,214
Change in liabilities charged to the income statement (note 10)	9,378	13,636
Exchange and other adjustments	(14)	35
Participating investment contracts [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
Balance	13,673	13,984	13,460
New business	43	28
Changes in existing business	(354)	496
Change in liabilities charged to the income statement (note 10)	(311)	524
Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
Balance	102,830	93,777	79,582
New business	4,197	4,450
Changes in existing business	4,870	9,710
Change in liabilities charged to the income statement (note 10)	9,067	14,160
Exchange and other adjustments	(14)	35
Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
Balance	(563)	(671)	(629)
New business	(21)	(5)
Changes in existing business	129	(37)
Change in liabilities charged to the income statement (note 10)	108	(42)
Net amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
Balance	102,267	93,106	£ 78,953
New business	4,176	4,445
Changes in existing business	4,999	9,673
Change in liabilities charged to the income statement (note 10)	9,175	14,118
Exchange and other adjustments	£ (14)	£ 35